Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 24, 2012
Aberdeen Dynamic Allocation Fund (Prospectus Summary): | Aberdeen Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Dynamic Allocation Fund
Supplement Text	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Diversified Income Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
 (formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Dynamic Allocation Fund – Example" beginning on page 9 of the Funds' Statutory prospectus:

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Dynamic Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic Allocation Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Supplement Closing	ck0001413594_SupplementClosingTextBlock	THIS SUPPLEMENT IS DATED OCTOBER 5, 2012. Please keep this Supplement for future reference.
Aberdeen Dynamic Allocation Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,038
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Aberdeen Dynamic Allocation Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,832
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,832
Aberdeen Dynamic Allocation Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,365
Aberdeen Dynamic Allocation Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Aberdeen Dynamic Allocation Fund | Institutional Service Class shares
Risk/Return:	rr_RiskReturnAbstract
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,840